Trade receivables - Net (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Schedule of Age of Receivables Past Due

Age of net receivables that are past due were as follows:

	At December 31,
	2 0 2 0	2 0 1 9

30 - 60 days	$164,646	$279,048
61 - 90 days	22,288	121,790
91 + days	245,420	535,955
Total	$432,354	$936,793

Schedule of Allowance for Doubtful Accounts

During the years ended December 31, 2020 and 2019, the movement in the allowance for doubtful accounts was as follows:

	2 0 2 0	2 0 1 9

Balance at beginning of year	$237,098	$231,778
Provisions	0	4,529
Cancellation	(415)	(63)
Account recoveries	(1,333)
Translations effects	(1,995)	854
Balance at end of year	$233,355	$237,098